Document and Entity Information	12 Months Ended
Jun. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2012
Registrant Name	NUVEEN MULTISTATE TRUST II /MA/
Central Index Key	0001018975
Amendment Flag	false
Document Creation Date	Jun. 28, 2012
Document Effective Date	Jun. 29, 2012
Prospectus Date	Jun. 29, 2012